UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II
(ABERDEEN LOGO)

ABERDEEN EMERGING MARKETS FUND

SEMI-ANNUAL REPORT                                                APRIL 30, 2009

                                                  INVESTMENT ADVISER:
                                                  ABERDEEN ASSET MANAGEMENT INC.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

                               TABLE OF CONTENTS

Shareholders' Letter .......................................................  1
Schedule of Investments ....................................................  3
Statement of Assets and Liabilities ........................................  7
Statement of Operations ....................................................  8
Statement of Changes in Net Assets .........................................  9
Financial Highlights ....................................................... 10
Notes to Financial Statements .............................................. 11
Disclosure of Fund Expenses ................................................ 20
Board Considerations in Re-approving the Advisory Agreement ................ 22

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-392-2626; and (ii) on the SEC's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

Dear Valued Shareholder:

PERFORMANCE REVIEW

The Advisors' Inner Circle Fund II - Aberdeen Emerging Markets Fund rose 14.18% in U.S. dollar terms during the review period, compared with an increase in its benchmark, the MSCI Emerging Markets Index (Gross), of 17.52%.

MARKET REVIEW

Global emerging markets started on a negative note in November as risk aversion mounted in the aftermath of major bank collapses in the developed world. The sell-off gathered momentum in subsequent months, as credit tightened and economic activity slowed markedly, triggering recessionary fears across the globe. However, a recovery in oil prices and a slew of stimulus measures, including China's massive $586 billion infrastructure-laden package and G20 leaders' promise of $1 trillion in aid to developing countries, managed to erase the negative sentiment in emerging markets, allowing them to stage huge rallies in March and April. Against this backdrop, the MSCI Emerging Markets Index (Gross) outperformed major developed markets such as the U.S. and U.K. over the review period.

PORTFOLIO REVIEW

The Fund's underperformance was the result of both negative asset allocation and stock selection.

Among the biggest detractors at the stock level were India's Satyam Computer Services, Mexico's Grupo Financiero Banorte and Mexican food retailer Organizacion Soriana. Satyam's shares lost most of their value after founder-chairman Ramalinga Raju's admission of fraud. We have since sold our holding in the company. Several lenders, such as Banorte, also came under pressure amid expectations of a rise in non-performing loans and slower loan growth. Meanwhile, first-quarter results from Soriana disappointed amid concerns that domestic demand could remain subdued for longer than expected.

Losses, however, were pared by top performers, such as Indonesian conglomerate Astra International, Brazilian specialty chemicals company Ultrapar Participacoes and India's Hero Honda Motors. Astra's first-quarter earnings improved, thanks to strength in its mining activities and equipment sales, Hero Honda was boosted by robust rural demand and lower raw material prices, while Ultrapar's fourth-quarter results were helped by operational improvements.

During the review period, we introduced Hong Kong Exchanges and Clearing, a well-run business that now derives the bulk of its turnover from the trading of Chinese companies listed in Hong Kong. We also participated in emerging markets lender Standard Chartered's rights issue, which was priced at a significant discount to its ordinary

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

shares. Conversely, we sold Vienna-based Erste Bank and Taiwan's Fubon Financial Holding, owing to a deteriorating operating environment, as well as Satyam.

OUTLOOK

We see the recent rally in equities worldwide as a bear-market bounce that is unlikely to be sustained. This is largely due to the poor economic data, which seem at odds with the rebound, and a lack of visibility in corporate earnings. Exports in most emerging markets continue to fall as Western consumers rein in spending to rebuild savings. Lower interest rates in the developing world should help to stimulate domestic consumption and investment, replacing its dependence on exports. This will, nevertheless, take time.

In the long term, however, it is our opinion that the fundamentals for emerging markets are stronger than for the developed world. Although markets have risen, valuations remain attractive, allowing for opportunities to buy into businesses that should thrive in the next five to 10 years.

Respectfully,


/s/ Devan Kaloo
-------------------------------------
Devan Kaloo
Head of Global Emerging Markets

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

The MSCI EMF (EMERGING MARKETS FREE) INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI EMF Index consists of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

The MSCI EMF (Gross) return is with dividends added back in, before taxes, MSC EMF (Net) is after taxes.

THE ADVISORS' INNER CIRCLE FUND II                    ABERDEEN EMERGING
                                                      MARKETS FUND
                                                      APRIL 30, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Financials                   28.0%
Energy                       14.8%
Consumer Staples             12.4%
Information Technology       10.8%
Consumer Discretionary        8.5%
Materials                     7.8%
Short-Term Investment         6.4%
Telecommunication Services    5.2%
Health Care                   4.9%
Industrials                   1.2%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 77.4%

                                                    SHARES            VALUE
                                               ---------------   ---------------
ARGENTINA -- 1.9%
   Tenaris ADR .............................           305,000   $     7,631,100
                                                                 ---------------
BRAZIL -- 3.5%
   Lojas Renner ............................           841,000         7,641,607
   Souza Cruz ..............................           321,000         6,843,848
                                                                 ---------------
                                                                      14,485,455
                                                                 ---------------
CHILE -- 1.9%
   Banco Santander Chile ADR ...............           221,000         7,825,610
                                                                 ---------------
CHINA -- 6.6%
   China Mobile ............................         1,750,000        15,197,754
   PetroChina, Cl H ........................        13,300,000        11,773,405
                                                                 ---------------
                                                                      26,971,159
                                                                 ---------------
HONG KONG -- 5.5%
   Hang Lung Group .........................         2,850,000        10,536,486
   Hong Kong Exchanges and Clearing ........           108,400         1,264,515
   Swire Pacific, Cl A .....................           580,000         4,554,229
   Swire Pacific, Cl B .....................         4,287,500         6,318,247
                                                                 ---------------
                                                                      22,673,477
                                                                 ---------------
HUNGARY -- 2.9%
   Danubius Hotel and Spa* .................             2,039            32,769
   Richter Gedeon Nyrt .....................            50,000         6,563,964
   Richter Gedeon Nyrt GDR .................            41,000         5,551,400
                                                                 ---------------
                                                                      12,148,133
                                                                 ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                    ABERDEEN EMERGING
                                                      MARKETS FUND
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                    SHARES            VALUE
                                               ---------------   ---------------
INDIA -- 11.4%
   GlaxoSmithKline Pharmaceuticals .........           192,657   $     4,573,287
   Grasim Industries .......................           245,630         8,818,956
   Hero Honda Motors .......................           350,315         8,388,631
   Housing Development Finance .............           388,406        13,591,431
   ICICI Bank ..............................           170,000         1,656,313
   ICICI Bank ADR ..........................             1,100            22,693
   Infosys Technologies ....................           320,000         9,796,033
                                                                 ---------------
                                                                      46,847,344
                                                                 ---------------
INDONESIA -- 2.3%
   Astra International .....................         5,565,500         9,477,673
                                                                 ---------------
ISRAEL -- 3.5%
   Check Point Software Technologies* ......           272,000         6,302,240
   Teva Pharmaceutical Industries ADR ......           185,000         8,119,650
                                                                 ---------------
                                                                      14,421,890
                                                                 ---------------
MALAYSIA -- 3.0%
   Bumiputra-Commerce Holdings .............         2,040,000         4,615,514
   Public Bank .............................         3,200,000         7,734,683
                                                                 ---------------
                                                                      12,350,197
                                                                 ---------------
MEXICO -- 8.1%
   Consorcio ARA ...........................         3,467,000         1,057,839
   Fomento Economico Mexicano ADR ..........           435,000        12,314,850
   Grupo Aeroportuario del Sureste ADR .....           158,000         4,898,000
   Grupo Financiero Banorte, Cl O ..........         5,935,200         9,334,240
   Organizacion Soriana, Cl B* .............         3,252,137         5,786,343
                                                                 ---------------
                                                                      33,391,272
                                                                 ---------------
PHILIPPINES -- 2.3%
   Ayala Land ..............................        40,000,000         5,327,783
   Bank of the Philippine Islands ..........         5,200,000         4,274,714
                                                                 ---------------
                                                                       9,602,497
                                                                 ---------------
RUSSIA -- 2.5%
   LUKOIL ADR ..............................           227,000        10,124,200
                                                                 ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                    ABERDEEN EMERGING
                                                      MARKETS FUND
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                    SHARES            VALUE
                                               ---------------   ---------------
SOUTH AFRICA -- 5.0%
   Massmart Holdings .......................         1,453,000   $    12,631,047
   Truworths International .................         1,917,747         7,711,815
                                                                 ---------------
                                                                      20,342,862
                                                                 ---------------
SOUTH KOREA -- 2.0%
   Busan Bank ..............................           232,010         1,277,236
   Daegu Bank ..............................           155,190         1,070,653
   Shinsegae ...............................            16,600         5,934,142
                                                                 ---------------
                                                                       8,282,031
                                                                 ---------------
TAIWAN -- 4.2%
   Taiwan Mobile ...........................         3,200,062         5,043,050
   Taiwan Semiconductor Manufacturing ......         7,369,668        12,305,072
                                                                 ---------------
                                                                      17,348,122
                                                                 ---------------
THAILAND -- 4.2%
   PTT Exploration & Production* ...........         2,700,000         7,932,160
   Siam Cement .............................         2,679,700         9,279,688
                                                                 ---------------
                                                                      17,211,848
                                                                 ---------------
TURKEY -- 4.5%
   Akbank ..................................         3,047,000        11,816,726
   BIM Birlesik Magazalar ..................           243,000         6,687,934
                                                                 ---------------
                                                                      18,504,660
                                                                 ---------------
UNITED KINGDOM -- 2.1%
   Standard Chartered ......................           552,494         8,640,120
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $350,066,145) ..................                         318,279,650
                                                                 ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                    ABERDEEN EMERGING
                                                      MARKETS FUND
                                                      APRIL 30, 2009 (UNAUDITED)

PREFERRED STOCK -- 15.6%

                                                    SHARES            VALUE
                                               ---------------   ---------------
BRAZIL -- 11.9%
   Banco Bradesco ADR ......................         1,054,000   $    12,943,120
   Cia Vale do Rio Doce ADR, Cl B ..........           985,000        13,524,050
   Petroleo Brasileiro ADR, Cl A ...........           467,000        12,599,660
   Ultrapar Participacoes ..................           349,000         9,767,274
                                                                 ---------------
                                                                      48,834,104
                                                                 ---------------
SOUTH KOREA -- 3.7%
   Samsung Electronics .....................            58,600        15,235,082
                                                                 ---------------
   TOTAL PREFERRED STOCK
      (Cost $69,818,217) ...................                          64,069,186
                                                                 ---------------
SHORT-TERM INVESTMENT -- 6.3%
   Northern Institutional, Diversified
      Assets Portfolio, 0.450% (A)
      (Cost $25,838,562) ...................        25,838,562        25,838,562
                                                                 ---------------
   TOTAL INVESTMENTS -- 99.3%
      (Cost $445,722,924) ..................                     $   408,187,398
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $410,977,570.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

ADR  AMERICAN DEPOSITARY RECEIPT

CL   CLASS

GDR  GLOBAL DEPOSITARY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                    ABERDEEN EMERGING
                                                      MARKETS FUND
                                                      APRIL 30, 2009 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments, at value (Cost $445,722,924) .......................   $408,187,398
Foreign Currency, at value (Cost $144,731) ......................        148,551
Receivable for Capital Shares Sold ..............................     12,131,708
Dividends Receivable ............................................      1,294,763
Receivable for Investment Securities Sold .......................        596,083
Prepaid Expenses ................................................         15,138
                                                                    ------------
   TOTAL ASSETS .................................................    422,373,641
                                                                    ------------
LIABILITIES:
Payable for Investment Securities Purchased .....................     10,381,705
Accrued Foreign Capital Gains Tax on Appreciated Securities .....        600,751
Payable due to Investment Adviser ...............................        202,190
Payable for Capital Shares Purchased ............................         75,704
Payable due to Administrator ....................................         28,238
Chief Compliance Officer Fees Payable ...........................          3,468
Other Accrued Expenses and Other Payables .......................        104,015
                                                                    ------------
   TOTAL LIABILITIES ............................................     11,396,071
                                                                    ------------
NET ASSETS ......................................................   $410,977,570
                                                                    ============
NET ASSETS CONSIST OF:
Paid-in Capital .................................................   $461,060,300
Undistributed Net Investment Income .............................      1,323,904
Accumulated Net Realized Loss on Investments and Foreign
   Currency and Translation of Other Assets and Liabilities
   Denominated in Foreign Currencies ............................    (13,236,163)
Net Unrealized Depreciation on Investments ......................    (37,535,526)
Accumulated Foreign Capital Gains Tax on Appreciated
   Securities ...................................................       (600,751)
Net Unrealized Depreciation on Foreign Currency and
   Translation of Other Assets and Liabilities Denominated in
   Foreign Currencies ...........................................        (34,194)
                                                                    ------------
NET ASSETS ......................................................   $410,977,570
                                                                    ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest (unlimited
   authorization - no par value) ................................     54,587,778
NET ASSET VALUE, Offering and Redemption Price Per Share ........   $       7.53
                                                                    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                    ABERDEEN EMERGING
                                                      MARKETS FUND FOR THE
                                                      SIX MONTHS ENDED
                                                      APRIL 30, 2009 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
Dividends .......................................................   $  3,831,174
Less: Foreign Taxes Withheld ....................................       (203,298)
                                                                    ------------
   TOTAL INVESTMENT INCOME ......................................      3,627,876
                                                                    ------------
EXPENSES:
Investment Advisory Fees ........................................      1,226,456
Administration Fees .............................................        134,565
Chief Compliance Officer Fees ...................................          4,817
Trustees' Fees ..................................................          2,990
Custodian Fees ..................................................        104,508
Transfer Agent Fees .............................................         39,561
Legal Fees ......................................................         22,257
Registration and Filing Fees ....................................         20,500
Printing Fees ...................................................         16,877
Audit Fees ......................................................          9,952
Other Expenses ..................................................         14,011
                                                                    ------------
   TOTAL EXPENSES ...............................................      1,596,494
Less:
   Waiver of Investment Advisory Fees ...........................       (302,402)
   Fees Paid Indirectly -- Note 4 ...............................           (144)
                                                                    ------------
   NET EXPENSES .................................................      1,293,948
                                                                    ------------
NET INVESTMENT INCOME ...........................................      2,333,928
                                                                    ------------
NET REALIZED GAIN (LOSS) ON:
   Investments ..................................................    (11,537,306)
   Foreign Currency Transactions ................................        234,878
                                                                    ------------
NET REALIZED LOSS ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS ........................................    (11,302,428)
                                                                    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments ..................................................     62,122,326
   Foreign Capital Gains Tax on Appreciated Securities ..........       (600,523)
   Foreign Currency Transactions ................................       (104,377)
                                                                    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
   INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ................     61,417,426
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS ........................................     50,114,998
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 52,448,926
                                                                    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                    APRIL 30, 2009    OCTOBER 31,
                                                                      (UNAUDITED)         2008
                                                                    --------------   -------------
OPERATIONS:
   Net Investment Income ........................................   $    2,333,928   $   4,319,818
   Net Realized Gain (Loss) on Investments and
      Foreign Currency Transactions .............................      (11,302,428)      4,215,975
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments, Foreign Capital Gains Tax on
      Appreciated Securities and Foreign Currency Transactions ..       61,417,426    (152,561,950)
                                                                    --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ...........................................       52,448,926    (144,026,157)
                                                                    --------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income ........................................       (2,086,872)     (4,196,688)
   Net Realized Gains ...........................................       (5,878,327)     (2,319,932)
                                                                    --------------   -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS ............       (7,965,199)     (6,516,620)
                                                                    --------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................................      204,915,534     141,035,721
   Reinvested ...................................................        5,889,567       6,337,930
   Redeemed .....................................................      (33,384,865)    (35,443,360)
                                                                    --------------   -------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS ..............................................      177,420,236     111,930,291
                                                                    --------------   -------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ......................      221,903,963     (38,612,486)
                                                                    --------------   -------------
NET ASSETS:
   Beginning of Period ..........................................      189,073,607     227,686,093
                                                                    --------------   -------------
   End of Period (Including Undistributed Net Investment Income
      of $1,323,904 and (1,076,848, respectively) ...............   $  410,977,570   $ 189,073,607
                                                                    ==============   =============
SHARE TRANSACTIONS:
   Issued .......................................................       31,094,881      13,441,791
   Reinvested ...................................................          877,396         543,673
   Redeemed .....................................................       (5,176,654)     (4,162,895)
                                                                    --------------   -------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ........................................       26,795,623       9,822,569
                                                                    ==============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     SIX MONTHS         YEAR        PERIOD
                                                        ENDED          ENDED         ENDED
                                                   APRIL 30, 2009   OCTOBER 31,   OCTOBER 31,
                                                     (UNAUDITED)        2008         2007*
                                                   --------------   -----------   -----------
Net Asset Value, Beginning of Period ...........     $   6.80        $  12.67     $  10.00
                                                     --------        --------     --------
Income from Investment Operations:
Net Investment Income(1) .......................         0.06            0.19         0.07
Net Realized and Unrealized Gain (Loss) ........         0.87           (5.73)        2.60
                                                     --------        --------     --------
   Total from Investment Operations ............         0.93           (5.54)        2.67
                                                     --------        --------     --------
Dividends and Distributions to Shareholders:
   Net Investment Income .......................        (0.05)          (0.21)          --
   Net Realized Gains ..........................        (0.15)          (0.12)          --
                                                     --------        --------     --------
   Total Dividends and Distributions
      to Shareholders ..........................        (0.20)          (0.33)          --
                                                     --------        --------     --------
Net Asset Value, End of Period .................     $   7.53        $   6.80     $  12.67
                                                     ========        ========     ========
TOTAL RETURN+ ..................................        14.18%         (44.80)%      26.70%
                                                     ========        ========     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..........     $410,978        $189,074     $227,686
Ratio of Expenses to Average Net Assets(2) .....         0.95%**         0.95%        0.95%**
Ratio of Expenses to Average Net Assets
   (excluding Waivers) .........................         1.17%**         1.19%        1.26%**
Ratio of Net Investment Income to
   Average Net Assets ..........................         1.71%**         1.80%        1.29%**
Portfolio Turnover Rate ........................            5%***          13%           4%***

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD BE EQUAL TO THE RATIO PRESENTED.

*    THE FUND COMMENCED OPERATIONS ON MAY 11, 2007.

**   ANNUALIZED.

***  NOT ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER, WHERE APPLICABLE.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEE DURING THE PERIOD.

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the Aberdeen Emerging Markets Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily in common stocks of emerging country issuers. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund commenced operations on May 11, 2007 and offers Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and could have a material impact to the Fund.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

     local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

     The Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Fund's Administrator and can request that a meeting of the Committee be held.

     If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     As of April 30, 2009, the total market value of securities valued in accordance with Fair Value Procedures was $46,824,651 or 11.4% of net assets.

     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

     In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at April 30, 2009:

                               LEVEL 1       LEVEL 2*     LEVEL 3       TOTAL
                            ------------   -----------    -------   ------------
INVESTMENTS IN SECURITIES   $361,362,747   $46,824,651      $--     $408,187,398
                            ============   ===========      ===     ============

* REPRESENTS SECURITIES TRADING PRIMARILY OUTSIDE THE UNITED STATES, THE VALUES OF WHICH WERE ADJUSTED AS A RESULT OF SIGNIFICANT MARKET MOVEMENT FOLLOWING THE CLOSE OF LOCAL TRADING.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     On November 1, 2007, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

     The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Fund's financial statements, and therefore the Fund did not record any tax expense in the

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

     current period. If the Fund were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

     The Fund files U.S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Fund's U.S. federal income tax returns filed for the fiscal years 2007 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis at the settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

     gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of April 30, 2009, there were no open forward foreign currency exchange contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

0.10% on the first $250 million of the Fund's average daily net assets 0.09% on the next $250 million of the Fund's average daily net assets 0.085% on the Fund's average daily net assets over $500 million

The Fund is subject to a minimum annual administration fee of $125,000. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund may earn cash management credits which are used to offset transfer agent expenses. During the six months ended April 30, 2009, the Fund earned credits of $144. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

The Northern Trust Company acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Aberdeen Asset Management Inc. (the "Adviser") provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has contractually agreed to limit the total expenses of the Institutional shares of the Fund to 0.95% until April 16, 2010.

Sub-advisory services are provided to the Fund pursuant to agreements between the Adviser and Aberdeen Asset Management Investment Services Ltd. and Aberdeen Asset Management Asia Limited (the "sub-advisers"). Under the terms of the sub-advisory agreements, the Adviser compensates the sub-advisers out of its advisory fee.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2009, the Fund made purchases of $161,996,964 and sales of $12,577,693 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year.

The tax character of dividends and distributions declared during the fiscal periods ended October 31, 2008 and 2007 were as follows:

        ORDINARY     LONG-TERM
         INCOME     CAPITAL GAIN      TOTAL
       ----------   ------------   ----------
2008   $4,530,574    $1,986,046    $6,516,620
2007           --            --            --

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

As of October 31, 2008, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income           $   1,934,438
Undistributed Long-Term Capital Gains       5,016,966
Unrealized Depreciation                  (101,517,861)
                                        -------------
Total Accumulated Losses                $ (94,566,457)
                                        =============

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2008, the Fund had no outstanding capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding accumulated foreign capital gains tax on appreciated securities and foreign currency) by the Fund at April 30, 2009, were as follows:

                 AGGREGATE     AGGREGATE
                   GROSS         GROSS
   FEDERAL      UNREALIZED     UNREALIZED    NET UNREALIZED
  TAX COST     APPRECIATION   DEPRECIATION    DEPRECIATION
------------   ------------   ------------   --------------
$445,722,924   $10,352,469    $(47,887,995)  $(37,535,526)

8. CONCENTRATION OF RISKS:

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or unrealized or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At April 30, 2009, the net assets of the Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

9. OTHER:

At April 30, 2009, 18% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. This shareholder is comprised of omnibus accounts that are held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. ACCOUNTING PRONOUNCEMENTS:

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED) -- CONCLUDED

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          11/1/08     4/30/09      RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ABERDEEN EMERGING MARKETS FUND -- INSTITUTIONAL CLASS SHARES
ACTUAL FUND RETURN       $1,000.00   $1,141.80      0.95%      $5.04
HYPOTHETICAL 5% RETURN   $1,000.00   $1,020.08      0.95%      $4.84

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing Advisory Agreement and Sub-Advisory Agreements after their initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or Sub-Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement and Sub-Advisory Agreements for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers. The Trustees use this information, as well as other information that the Adviser and Sub-Advisers and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement and the Sub-Advisory Agreements for an additional year.

Prior to this year's meeting held on February 17-18, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers; (ii) the investment performance of the Fund and the Adviser and Sub-Advisers; (iii) the costs of the services to be provided and profits to be realized by the Adviser and Sub-Advisers and their affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser and Sub-Advisers, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's and Sub-Advisers' fees and other aspects of the Advisory and Sub-Advisory Agreements. Among other things, the representatives presented an overview of each firm's history. The representatives also reviewed the Fund's portfolio characteristics, top ten holdings and sector weightings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's and Sub-Advisers' oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

Advisory and Sub-Advisory Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the Sub-Advisers and the re-approval of the Advisory and Sub-Advisory Agreements, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND THE SUB-ADVISERS

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Fund, including the quality and continuity of the Adviser's and the Sub-Advisers' portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser and the Sub-Advisers was provided to the Board, as was the response of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser and the Sub-Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and the Sub-Advisers.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER AND THE SUB-ADVISERS

The Board was provided with information regarding the Fund's performance since the Advisory Agreement and Sub-Advisory Agreements were approved, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year. The Board noted that the Fund had outperformed its benchmark over various periods of time. Based on this information, the Board concluded that it was satisfied with the investment results the Adviser and Sub-Advisers had been able to achieve for the Fund.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2009

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund and the costs and other expenses incurred by the Adviser and Sub-Advisers in providing advisory services. The Adviser's representatives then discussed the profits realized by the Adviser and the Sub-Advisers from their relationship with the Fund. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations. The Board concluded that the advisory fees and the overall expense ratios were lower than similarly managed mutual funds and appeared reasonable in light of the services rendered and the Fund's current asset level. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Fund.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory and Sub-Advisory Agreements are fair and reasonable; (b) concluded that the Adviser's and Sub-Advisers' fees are reasonable in light of the services that the Adviser and the Sub-Advisers provide to the Fund; and (c) agreed to renew the Advisory and Sub-Advisory Agreements for another year.

                         ABERDEEN EMERGING MARKETS FUND
                                 P.O. Box 219009
                             Kansas City, MO 64121
                                  866-392-2626

                                    ADVISER:
                         Aberdeen Asset Management Inc.
                          1735 Market St., 37th Floor
                             Philadelphia, PA 19103

                                  SUB-ADVISERS:
               Aberdeen Asset Management Investment Services Ltd.
                               One Bow Churchyard
                            London, England EC4M 9HH

                     Aberdeen Asset Management Asia Limited
                                21 Church Street
                           #01-01 Capital Square Two
                                Singapore 049480

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Fund described.

AAM-SA-002-0100

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: July 7, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson,
                                        Treasurer, Controller & CFO

Date: July 7, 2009

* Print the name and title of each signing officer under his or her signature.